Marketing and Sales - Summary of Marketing and Sales (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Marketing And Sales [Line Items]
Marketing and sales	$ 1,854,577	$ 4,342,591	$ 21,241
Marketing and Promotional Expenditures
Marketing And Sales [Line Items]
Marketing and sales	424,727	141,490	$ 21,241
Consultancy Services Relating to Business Development
Marketing And Sales [Line Items]
Marketing and sales	152,740	3,047,270
Amortisation of Contract Costs
Marketing And Sales [Line Items]
Marketing and sales	$ 1,277,110	$ 1,153,831